Financial Instruments (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Loss on derivatives	$ 3,167
Fair Value, Inputs, Level 2 [Member]
Long-term Debt, Fair Value	158,290
Fair Value, Inputs, Level 1 [Member]
Long-term Debt, Fair Value	$ 171,292